LEGAL AND OTHER PROVISIONS - Legal provisions (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) bbl		Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)
Disclosure of provisions for legal and others
Legal proceedings provision	$ 38.8	[1]	$ 125,929	$ 165,353	[2]
Other provisions	$ 175.2	[1]	569,359	527,262	[2]
Area of land under litigation | bbl	37,018
Other provisions
Disclosure of provisions for legal and others
Legal proceedings provision			72,015	50,042
Other provisions			569,359	527,262
Other provisions | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of provisions for legal and others
Legal proceedings provision			20,937	20,449
Other provisions			206,786	175,000
Other provisions | Corporacion Financiera Colombiana S.A.
Disclosure of provisions for legal and others
Other provisions			242,446	229,447
Other provisions | Gecelca
Disclosure of provisions for legal and others
Legal proceedings provision			9,870
Other provisions | Compania Hotelera Cartagena de Indias
Disclosure of provisions for legal and others
Other provisions			24,815	24,815
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of provisions for legal and others
Other provisions			46,868	50,541
Provision for credit commitments
Disclosure of provisions for legal and others
Other provisions			59,428	26,675
Administrative and other proceedings
Disclosure of provisions for legal and others
Provisions for administrative and other proceedings attributable to contracts			12,296	68,526
Labor proceedings
Disclosure of provisions for legal and others
Provision for labour proceedings attributable to pension plans			$ 41,618	$ 46,785

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.